Revenue - Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Changes in estimated total contract costs	₩ 427,812	₩ 164,812
Changes in profit before income taxes of construction contract :
- Current period	(38,720)	(69,656)
- Future periods	₩ 69,428	₩ (6,041)